Document and Entity Information	Aug. 15, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2024
Entity File Number	001-40885
Entity Registrant Name	LEARN CW INVESTMENT CORPORATION
Entity Central Index Key	0001847577
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1583469
Entity Address, Address Line One	11755 Wilshire Blvd.
Entity Address, Address Line Two	Suite 2320
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	424
Local Phone Number	324-2990
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	LCW.U
Security Exchange Name	NYSE
Class A Ordinary Shares included as part of the units [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Trading Symbol	LCW
Security Exchange Name	NYSE
Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	LCW.WS
Security Exchange Name	NYSE